Trade and other payables	6 Months Ended
Jun. 30, 2025
Trade and other payables
Trade and other payables

12Trade and other payables

Amounts falling due within one year:

	June 30,	December 31,
	2025	2024
	£ 000	£ 000
Trade payables	7,750	5,444
Accrued expenses	6,708	7,354
Amounts due to related parties	—	1,900
Social security and other taxes	1,112	879
Outstanding defined contribution pension costs	375	8
	15,945	15,585

Amounts falling due after more than one year:

	June 30,	December 31,
	2025	2024
	£ 000	£ 000
Deferred fees and charges	3,649	3,991

For more information on the Group’s exposure to market and liquidity risks, including maturity analysis, related to trade and other payables please refer to the Group’s annual financial statements for the year ended December 31, 2024.